Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Paid In Capital [Member]	Non Controlling Interest [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Sep. 30, 2016	$ 267,513	$ 3,000	$ 9,136,631	$ (48,367)	$ (12,288,586)		$ (2,930,078)
Balance, shares at Sep. 30, 2016	267,513,362	3,000,000
Common stock issued for repayment of convertible note	$ 623,255		(555,867)				67,388
Common stock issued for repayment of convertible note, shares	623,254,614
Preference Share B issued for Consideration at $0.001 per share		$ 20,000					20,000
Preference Share B issued for Consideration at $0.001 per share, shares		20,000,000
Common stock 1:25 split	$ (886,808)		886,808
Common stock 1:25 split, shares	(886,808,435)
Exchange rate variation							(1)
Net Income (loss)				(25,903)	(956,730)		(982,663)
Balance at Sep. 30, 2017	$ 3,960	$ 23,000	9,467,573	(74,541)	(13,245,316)		(3,825,324)
Balance, shares at Sep. 30, 2017	3,959,541	23,000,000
Common stock issued for repayment of convertible note	$ 439,395		(120,056)				319,339
Common stock issued for repayment of convertible note, shares	439,395,000
Class B Preferred stock issued for repayment of back salary (29.11.16) adjustment			145,000				145,000
Write back accruals			350,000				350,000
Exchange rate variation
Net Income (loss)				(31,388)	45,589		14,201
Balance at Sep. 30, 2018	$ 443,355	$ 23,000	9,842,517	(105,929)	(13,199,727)		(2,996,784)
Balance, shares at Sep. 30, 2018	443,354,541	23,000,000
Exchange rate variation				1			1
Net Income (loss)				(3,066)	(93,425)		(96,491)
Balance at Dec. 31, 2018	$ 443,355	$ 23,000	9,842,517	(108,994)	(13,293,152)		(3,093,274)
Balance, shares at Dec. 31, 2018	443,354,541	23,000,000
Balance at Sep. 30, 2018	$ 443,355	$ 23,000	9,842,517	(105,929)	(13,199,727)		(2,996,784)
Balance, shares at Sep. 30, 2018	443,354,541	23,000,000
Net Income (loss)							(255,347)
Balance at Mar. 31, 2019	$ 443,355	$ 23,000	9,842,517	(115,905)	(13,445,097)		(3,252,130)
Balance, shares at Mar. 31, 2019	443,354,541	23,000,000
Balance at Dec. 31, 2018	$ 443,355	$ 23,000	9,842,517	(108,994)	(13,293,152)		(3,093,274)
Balance, shares at Dec. 31, 2018	443,354,541	23,000,000
Exchange rate variation				(1)	1
Net Income (loss)				(6,910)	(151,946)		(158,856)
Balance at Mar. 31, 2019	$ 443,355	$ 23,000	$ 9,842,517	$ (115,905)	$ (13,445,097)		$ (3,252,130)
Balance, shares at Mar. 31, 2019	443,354,541	23,000,000